Equity Based Compensation (Details) (USD $)	12 Months Ended	32 Months Ended	0 Months Ended	9 Months Ended		12 Months Ended		32 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended			32 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Nov. 01, 2013 Stock Options	Dec. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Mar. 31, 2013 Stock Options	Mar. 31, 2012 Stock Options	Mar. 31, 2013 Stock Options	Nov. 01, 2013 Stock Options Minimum	Dec. 31, 2013 Stock Options Minimum	Mar. 31, 2013 Stock Options Minimum	Nov. 01, 2013 Stock Options Maximum	Dec. 31, 2013 Stock Options Maximum	Mar. 31, 2013 Stock Options Maximum	Mar. 31, 2013 Warrants Issued for Services	Mar. 31, 2012 Warrants Issued for Services	Mar. 31, 2013 Warrants Issued for Services	Mar. 31, 2013 Warrants Issued for Services Minimum	Mar. 31, 2013 Warrants Issued for Services Maximum	Mar. 31, 2013 Employee Plan Stock Options	Aug. 27, 2012 Employee Plan Stock Options	Mar. 31, 2013 Director Plan Stock Options	Aug. 27, 2012 Director Plan Stock Options
Equity Based Compensation
Shares authorized for issuance				1,934,000																	270,000		164,000
Shares remained available for issuance																				177,340		70,500
Fair value assumptions
Expected term										3 months	5 years		9 years 3 months	9 years 5 months 19 days				2 years	5 years
Volatility, Minimum (as a percent)				113.40%		128.57%									106.22%
Volatility, Maximum (as a percent)				165.62%		181.46%									177.26%
Risk-free rate, minimum (as a percent)				0.04%		0.63%									0.22%
Risk-free rate, maximum (as a percent)				1.73%		2.00%									1.52%
Shares
Outstanding at the beginning of the period (in shares)				186,000	68,000	68,000
Granted (in shares)			685,000	697,000		127,000
Forfeited or expired (in shares)				(36,860)		(9,000)		(153,000)
Outstanding at the end of the period (in shares)				846,300		186,000	68,000	186,000
Vested at the end of the period (in shares)				839,634		132,000		132,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)				$ 160.71	$ 212.50	$ 212.50
Granted (in dollars per share)				$ 4.22		$ 130.66			$ 2.25			$ 2.36
Forfeited or expired (in dollars per share)				$ 141.67		$ 130.00
Outstanding at the end of the period (in dollars per share)				$ 32.66		$ 160.71	$ 212.50	$ 160.71
Vested at the end of the period (in dollars per share)				$ 31.88		$ 171.67		$ 171.67
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)						$ 19,636,000		$ 19,636,000
Weighted-Average Remaining Term
Outstanding at the beginning of the period				9 years 7 months 2 days		9 years 7 days	7 years 8 months 8 days
Granted during the period				0 years		9 years 4 days
Outstanding at the end of the period				9 years 7 months 2 days		9 years 7 days	7 years 8 months 8 days
Vested the end of the period				9 years 7 months 2 days		8 years 10 months 13 days
Additional disclosures
Weighted average grant date fair value (in dollars per share)				$ 2.40	$ 95.27	$ 95.24	$ 156.77	$ 108.43
Non-vested Stock Options, Shares
Non-vested at the beginning of the period (in shares)				54,000	20,000	20,000
Granted (in shares)			685,000	697,000		127,000
Vested (in shares)				(730,217)		(84,000)
Forfeited (in shares)				(14,000)		(9,000)
Non-vested at the end of the period (in shares)				6,666		54,000	20,000	54,000
Non-vested Stock Options, Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share)				$ 99.63	$ 123.48	$ 123.48
Granted (in dollars per share)				$ 2.40		$ 95.24
Vested (in dollars per share)				$ 6.50		$ 96.24
Forfeited (in dollars per share)				$ 130.59		$ 123.10
Non-vested at the end of the period (in dollars per share)				$ 70.71		$ 99.63	$ 123.48	$ 99.63
Additional disclosures
Total unrecognized compensation expense (in dollars)				200,000		2,200,000		2,200,000
Weighted-average period over which cost is expected to be recognized						1 year							1 year
Stock-based compensation costs				1,800,000	9,700,000	10,300,000	9,700,000	16,900,000							5,900,000		5,900,000
Stock compensation capitalized (in dollars)	$ 3,077,000	$ 3,078,000
Number of common stock that can be purchased against warrants (in shares)															97,936		97,936
Exercise price (in dollars per share)																		$ 62.50	$ 251.00
Warrants committed for issuance in the next twelve months (in shares)															800		800